Summary of Significant Accounting Policies (Details) - shares	9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Warrants	4,955,000
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Warrants	4,955,000